Income Tax - Summary of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Property, plant and equipment	$ (156,669)	$ (177,664)
Other financial assets	2,951	3,204
Provisions	17,009	18,279
Tax loss carry forwards	86,006	72,388
Deferred tax liability	$ (50,703)	$ (83,793)